SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies [Text Block]
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Basis of Consolidation
The consolidated financial statements include the accounts of Dehaier and its majority-owned and wholly-owned subsidiaries (collectively, the “Company”). All inter-company transactions and balances are eliminated in consolidation.

A group of shareholders, including the Chief Executive Officer, originally held more than 50% of the voting ownership interest of Dehaier, BDL and BTL. BTL owns a building which is pledged as collateral for BDL’s bank loans. In exchange, BDL loans money to BTL to finance its operations. BTL’s primary operation is to provide repairs and transportation services to BDL’s customers. Because of these arrangements, BDL is the primary beneficiary of BTL, as the entity that is most closely associated with BTL. BTL is considered a variable interest entity (“VIE”) of BDL. Management makes ongoing reassessments of whether BDL is the primary beneficiary of BTL.

The accounts of BTL are consolidated in the accompanying financial statements pursuant to Accounting Standards Codification (“ASC”) 810-10, “Consolidation”. As a VIE, BTL’s revenues are included in the Company’s service income, and its income from operations is consolidated with the Company’s. Because of the arrangements, the Company had a pecuniary interest in BTL that requires consolidation of the Company’s and BTL’s financial statements.

On December 13, 2013, an additional capital of RMB2,000,000 (approximately $327,400) was contributed to BTL by its shareholders.

The carrying amount and classification of BTL’s assets and liabilities included in the Consolidated Balance Sheets are as follows:

	December 31,
	2014	2013
	US$	US$
Total current assets	479,129	674,281
Total assets	1,566,899	1,825,543
Total current liabilities	113,807	5,270
Total liabilities	113,807	5,270
Total revenue	(403,992)	(2,422)
Net Loss (Income)	339,989	(7,705)

Reclassifications
Certain prior year amounts have been reclassified to conform to the current year presentation. These reclassifications have no effect on the accompanying consolidated statements of income and comprehensive income (loss).

Use of Estimates
The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Estimates are adjusted to reflect actual experience when necessary. Significant accounting estimates reflected in the Company’s consolidated financial statements include revenue recognition, allowance for doubtful accounts, warranty obligation, warrants liability, stock-based compensation and useful lives of intangible assets, and property and equipment. Actual results could differ from those estimates.

Cash and Cash Equivalents
Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have maturities of three months or less when purchased. The Company maintains uninsured cash and cash equivalents with various financial institutions mainly in the PRC and the United States.

Accounts Receivable
Accounts receivable are recorded at net realizable value. Accounts receivable terms typically are net 60-180 days from the end of the month in which the services were provided, or when goods were delivered. The Company generally does not require collateral or other security to support accounts receivable. An allowance, if required, is based on a combination of historical experience, aging analysis, and an evaluation of the collectability of specific accounts. Management considers that receivables over 1 year to be past due. Management has determined that an allowance of $1,600,920 (RMB9,839,708) and $935,865 (RMB5,665,692) was appropriate at December 31, 2014 and 2013, respectively.

Other Receivables, Net
Other receivables primarily include advances to employees and deposit to service providers. Management regularly reviews aging of receivables and changes in payment trends and records a reserve when management believes collection of amounts due are at risk. Accounts considered uncollectible are written off after exhaustive efforts at collection. Management has determined that an allowance of $598,747 and $598,747 was appropriate at December 31, 2014 and 2013.

Advances to Suppliers and Advances from Customers
The Company, as is the common practice in the PRC, often makes advance payments to suppliers for unassembled parts, or receives advance payments from customers. Advances to suppliers were $4,862,222 and $7,077,275 as of December 31, 2014 and 2013, respectively. Advances from customers were $167,285 and $317,947 as of December 31, 2014 and 2013, respectively.

Deposits for purchase (Third party and Related party)
Deposits for purchase mainly include the advance payments to the third party and the related party to purchase the sleep respiratory medical equipment which expects to station in the hospitals as demonstration. At December 31, 2014, deposits for purchase of property, plant and equipment to related party and related party were $3,480,509 and $1,498,627, respectively.

Fair Value of Financial Instruments
The carrying amounts reported in the consolidated financial statements for current assets and current liabilities approximate fair value due to the short-term nature of these financial instruments.

The Company follows the provisions of ASC topic 815, “Derivatives and Hedging”. ASC topic 815 provides a framework for determining whether an instrument is indexed to an entity's own stock. Warrants are indexed to the Company's stock, which is traded in US dollars. Since the Company's functional currency is the RMB, such warrants are considered liabilities. The fair value of the warrants liability is measured each reporting period with the resulting change in fair value recorded in the consolidated statements of income and comprehensive income.

The accounting standards regarding fair value of financial instruments and related fair value measurements define fair value, and establish a three-level valuation hierarchy for disclosures of fair value.

The three levels are defined as follows:

⋅	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

⋅
Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

⋅	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value measurement.

Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The fair value of the warrants was determined using the Black Scholes Model, with level 2 inputs (See Note 14).

If the sum of the expected undiscounted cash flows of the long-lived assets are less than the carrying amount of the long-lived assets, we recognize an impairment loss based on the excess of the carrying amount of the asset group over its fair value, generally based upon discounted cash flows or quoted market prices, with level 3 inputs. Management used historical selling prices and a discount rate of 6.5% based on the Company’s average borrowing rate to present value its future cash flows (See Note 6).

Inventories
Inventories are stated at the lower of cost or market and consist of assembled and unassembled parts relating to medical devices. The Company reviews its inventory annually for possible obsolete goods and to determine if any reserves are necessary. The reserve for obsolescence was $594,188 (RMB3,652,047) and $53,281 (RMB322,559) for each of 2014 and 2013.

Property and Equipment
Property and equipment are recorded at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Leasehold improvements	Shorter of the useful lives or the lease term
Building and land use rights	20-40 years
Machinery and equipment	10-15 years
Furniture and office equipment	5 years
Motor vehicles	5 years

Intangible Assets
Intangible assets are recorded at cost less accumulated amortization. Amortization is calculated on a straight-line basis over the following estimated useful lives:

Leasehold improvements	Shorter of the useful lives or the lease term
Software copyrights	20 years
Other software	5 years

Impairment of Long-Lived Assets
The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company compares the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the asset and eventual disposition. If the sum of the expected future cash flows is less than the carrying amount of the asset, an impairment loss, equal to the excess of the carrying amount over the fair value of the asset, is recognized. Management has determined the impairment exists at the balance sheet dates for the Company’s intangible assets related to the software copyright in the amount of $395,506 (RMB2,429,828) as at December 31, 2014.

Revenue Recognition
The Company recognizes revenues when all the followings conditions have been satisfied:

•	Persuasive evidence of an arrangement exists;
•	Delivery and/or installation have occurred (e.g., risks and rewards of ownership have passed);
•	The sales price is fixed or determinable; and,
•	Collectability is reasonably assured.

All revenues are based on firm customer orders with fixed terms and conditions. Because the products are assembled to the customers’ specification, there is no right of return. The Company does not provide its customers with price protection or cash rebates. For products that include software, the software is an off-the-shelf package and an integral part of the products being delivered. The Company does not provide any significant post-sale customer support services and does not provide customers with upgrades. The software is incidental to the product as a whole. For products that do not require installation, revenues are recognized when the products are delivered. For products that require installation, revenues are recognized when the installation is completed.

For all service income, the Company recognizes the revenue upon the completion of the repairs when the equipment has been returned to and accepted by the customers.

In the PRC, value added tax (VAT) of 17% of the invoice amount is collected in respect of the sales of goods on behalf of tax authorities. The VAT collected is not revenue of the Company; instead, the amount is recorded as a liability on the balance sheet until such VAT is paid to the authorities.

Cost of Revenues
Cost of revenues primarily includes wages to assemble parts and the costs of unassembled parts, handling charges, and other expenses associated with the assembly and distribution of product.

Service income and expense
Service income and expense represents activities related to repair services provided for the customers by BTL.

Foreign Currency Translation

The accounts of Dehaier, BDL, BTL and Breathcare are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The accompanying consolidated financial statements are presented in US dollars. Foreign currency transactions are translated into US dollars using fixed exchange rates in effect at the time of the transaction. Generally, foreign exchange gains and losses resulting from the settlement of such transactions are recognized in the consolidated statements of income and comprehensive income. The foreign currency accounts of BDL and BTL are translated in accordance with ASC 830-10, “Foreign Currency Matters”. Assets and liabilities are translated at applicable exchange rates quoted by the People’s Bank of China at the balance sheet dates and revenues and expenses are translated at average exchange rates in effect during the periods. Because cash flows are translated based on the average translating rate, amounts related to assets and liabilities reported on the statement of cash flows will not necessary agree with changes in the corresponding balances on the balance sheets. Equity is translated at the historical rate of exchange at the date of capital contribution. Resulting translation adjustments are recorded as other comprehensive income (loss) and accumulated as a separate component of equity

Warranty Costs
The Company provides for the estimated cost of product warranties at the time revenue is recognized. The Company's warranty obligation is affected by product failure rates and material usage and service delivery costs incurred in correcting product failure. Should actual product failure rates, material usage or service delivery costs differ from the Company's estimates, the Company may revise its estimated product warranty liability. The term of the product warranty is generally twelve months. The reserve for warranty costs was $134,220 and $348,591 at December 31, 2014 and 2013, respectively. Warranty expense for the years ended December 31, 2014, 2013 and 2012 was $ 72,510, $57,962 and $97,937, respectively.

Research and Development Costs
Research and development costs relating to the development of new products and processes, including significant improvements and refinements to existing products, are expensed as incurred, Research and development costs were $615,334, $484,770 and $230,854 for the years ended December 31, 2014, 2013 and 2012, respectively.

Shipping and Handling Expenses
Shipping and handling expenses of $54,318, $67,051 and $58,078 for the years ended December 31, 2014, 2013 and 2012 were included in the operating expenses in the consolidated statements of income and comprehensive income, respectively.

Advertising Costs
Advertising costs are expensed as incurred, Advertising costs were $109,738, $78,608 and $56,656 for the years ended December 31, 2014, 2013 and 2012, respectively.

Earnings per Share
The Company follows the provisions of ASC 260-10, “Earnings per Share”. Basic earnings per share is computed by dividing net income attributable to holders of common shares by the weighted average number of common shares outstanding during the years. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares. Common stock equivalents having an anti-dilutive effect on earnings per share are excluded from the calculation of diluted earnings per share.

Value Added Tax
The Company reports revenues net of PRC’s value added tax for all the periods presented in the consolidated statements of income and comprehensive income.

Stock-Based Compensation
The Company records stock-based compensation expense at fair value on the grant date and recognizes the expense over the employee’s requisite service period. The Company’s expected volatility assumption is based on the historical volatility of Company’s stock or the expected volatility of similar entities. The expected life assumption is primarily based on historical exercise patterns and employee post-vesting termination behavior. The risk-free interest rate for the expected term of the option is based on the U.S. termination behavior. The risk-free interest rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The expected dividend is based on the Company’s current and expected dividend policy.

Income Taxes
The Company uses the asset and liability method of accounting for income taxes in accordance with ASC 740-10, “Accounting for Income Taxes.” Under this method, income tax expense is recognized for the amount of: (i) taxes payable or refundable for the current year; and, (ii) deferred tax consequences of temporary differences resulting from matters that have been recognized in an entity’s financial statements or tax returns. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is provided to reduce the deferred tax assets reported if, based on the weight of available positive and negative evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The Company recorded a deferred tax asset for the temporary differences arising from allowance for doubtful accounts and certain accrued expenses. The Company believes it can utilize the deferred tax asset to offset future taxable income. Therefore, no valuation allowance has been provided as of December 31, 2014, 2013 and 2012.

ASC 740-10 prescribes a recognition threshold and measurement attribute for the financial statement recognition of a tax position taken or expected to be taken on a tax return. Under ASC 740-10, a tax benefit from an uncertain tax position taken or expected to be taken may be recognized only if it is “more likely than not” that the position is sustainable upon examination, based on its technical merits. The tax benefit of a qualifying position under ASC 740-10 would equal the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement with a taxing authority having full knowledge of all the relevant information. A liability (including interest and penalties, if applicable) is established in the financial statements to the extent a current benefit has been recognized on a tax return for matters that are considered contingent upon the outcome of an uncertain tax position. Related interest and penalties, if any, are included as components of income tax expense and income taxes payable. The Company had filed its 2008 and 2009 Value Added Tax (“VAT”) returns for some of its customers during the years ended December 31, 2012, 2013 and 2014. All the potential VAT liabilities on these VAT returns occurred in current period were also accrued as incurred and included in the accompanying consolidated financial statements.

The implementation of ASC 740-10 resulted in no material liability for unrecognized tax benefits. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of income and comprehensive income. During the years ended December 31, 2014, 2013 and 2012, the Company did not incur any interest or penalties.

The Company recognizes tax benefits that satisfy a greater than 50% probability threshold and provides for the estimated impact of interest and penalties for such tax.

Recently Issued Accounting Standards
In April 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-08, Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity. Under the new guidance, only disposals representing a strategic shift in operations should be presented as discontinued operations. The new guidance also requires disclosure of the pre-tax income attributable to a disposal of a significant part of an organization that does not qualify for discontinued operations reporting. The amendments in the ASU are effective in the first quarter of 2015 for public organizations with calendar year ends. Early adoption is permitted. The Company has adopted this guidance when accounting for the property and equipment to be disposed of related to its manufacturing service segment, as such disposal would not represent a strategic shift in the Company’s operations or a significant impact on the Company’s financial position and results of operations. See note 6 for impairment charges related to the property and equipment to be disposed of.

In May 2014, the FASB issued ASU No. 2014-09, Revenue from contracts with Customers: Topic 606. This Update affects any entity that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of nonfinancial assets, unless those contracts are within the scope of other standards. The guidance in this Update supersedes the revenue recognition requirements in Topic 605, Revenue Recognition and most industry-specific guidance. The core principle of the guidance is that an entity should recognize revenue to illustrate the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The new guidance also includes a cohesive set of disclosure requirements that will provide users of financial statements with comprehensive information about the nature, amount, timing, and uncertainty of revenue and cash flows arising from a reporting organization’s contracts with customers. This ASU is effective retrospectively for fiscal years, and interim periods within those years beginning after December 15, 2016 for public companies and 2017 for non-public entities. Management is evaluating the effect, if any, on the Company’s financial position and results of operations.

In June, 2014, the FASB issued ASU No. 2014-12, Compensation—Stock Compensation (Topic 718) Accounting for Share-based payments when Terms of an award Provide That a Performance Target Could be Achieved after the Requisite Service Period. The Amendments in ASU 2014-12 requisite service period be treated as performance condition. ASU 2014-12 is effective for interim and annual reporting periods beginning after December 15, 2015, with early adoption permitted. Management is evaluating the effect, if any, on the Company’s financial position and results of operations.

In August 2014, FASB issued Accounting Standards Update (ASU) No. 2014-15 Preparation of Financial Statements - Going Concern (Subtopic 205-40), Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern. Under generally accepted accounting principles (GAAP), continuation of a reporting entity as a going concern is presumed as the basis for preparing financial statements unless and until the entity's liquidation becomes imminent. Preparation of financial statements under this presumption is commonly referred to as the going concern basis of accounting. If and when an entity's liquidation becomes imminent, financial statements should be prepared under the liquidation basis of accounting in accordance with Subtopic 205-30, Presentation of Financial Statements-Liquidation Basis of Accounting. Even when an entity's liquidation is not imminent, there may be conditions or events that raise substantial doubt about the entity's ability to continue as a going concern. In those situations, financial statements should continue to be prepared under the going concern basis of accounting, but the amendments in this Update should be followed to determine whether to disclose information about the relevant conditions and events. The amendments in this Accounting Standards Update are effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early application is permitted. The Company does not expect the adoption of ASU 2014-15 to have material impact on the Company’s condensed consolidated financial statements, although there may be additional disclosures upon adoption.

In November 2014, FASB issued Accounting Standards Update No. 2014-16, Derivatives and Hedging (Topic 815): Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share Is More Akin to Debt or to Equity (a consensus of the FASB Emerging Issues Task Force). The amendments permit the use of the Fed Funds Effective Swap Rate (also referred to as the Overnight Index Swap Rate, or OIS) as a benchmark interest rate for hedge accounting purposes. Public business entities are required to implement the new requirements in fiscal years (and interim periods within those fiscal years) beginning after December 15, 2015. All other types of entities are required to implement the new requirements in fiscal years beginning after December 15, 2015, and interim periods beginning after December 15, 2016. The Company does not expect the adoption of ASU 2014-16 to have material impact on the Company's consolidated financial statement.

In January 2015, FASB issued ASU No. 2015-01, Income Statement—Extraordinary and Unusual Items (Subtopic 225-20): Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items. This Update is issued as part of its initiative to reduce complexity in accounting standards (the Simplification Initiative). The objective of the Simplification Initiative is to identify, evaluate, and improve areas of generally accepted accounting principles (GAAP) for which cost and complexity can be reduced while maintaining or improving the usefulness of the information provided to the users of financial statements. This Update eliminates from GAAP the concept of extraordinary items. The amendments in this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. A reporting entity may apply the amendments prospectively. A reporting entity also may apply the amendments retrospectively to all prior periods presented in the financial statements. Early adoption is permitted provided that the guidance is applied from the beginning of the fiscal year of adoption. The effective date is the same for both public business entities and all other entities. The Company does not expect the adoption of ASU 2015-01 to have material impact on the Company’s consolidated financial statements.

In February 2015, FASB issued ASU 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis. This Update focuses on the consolidation evaluation for reporting organizations that are required to evaluate consolidation of certain legal entities by reducing the number of consolidation models from four to two and is intended to improve current GAAP. The amendments in the ASU are effective beginning after December 15, 2016. We do not expect the adoption of ASU 2015-02 to have material impact on our consolidated financial statements.

In April 2015, FASB issued ASU 2015-03, Interest – Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs. The amendments in this ASU require that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The recognition and measurement guidance for debt issuance costs are not affected by the amendments in this ASU. The amendments in the ASU are effective beginning after December 15, 2015. We do not expect the adoption of ASU 2015-03 to have material impact on our consolidated financial statements.